Segment Reporting - Summary of Major Customers (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2023 USD ($)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)
Disclosure of products and services [line items]
Revenue	$ 41,891.3	₨ 3,442,205.3	₨ 2,765,766.9	₨ 2,481,631.4
Tata and Fiat vehicles [Member]
Disclosure of products and services [line items]
Revenue	13,302.0	1,093,017.2	780,372.7	496,967.6
Tata and Fiat vehicles [Member] | Commercial Vehicles [Member]
Disclosure of products and services [line items]
Revenue	7,736.1	635,674.7	471,200.9	331,779.3
Tata and Fiat vehicles [Member] | Passenger Vehicles [Member]
Disclosure of products and services [line items]
Revenue	4,719.8	387,822.5	282,541.8	159,468.4
Tata and Fiat vehicles [Member] | Electric Vehicles [Member]
Disclosure of products and services [line items]
Revenue	$ 846.1	₨ 69,520.0	₨ 26,630.0	₨ 5,720.0